Non-recurring charges, net	12 Months Ended
Dec. 31, 2011
Non-recurring charges, net
14. Non-recurring charges, net

Non-recurring charges, net recognized during the year ended December 31, 2011 comprise:

	Year Ended
	December 31,	December 31,	December 31,
	2011	2010	2009
	(in thousands)
Restructuring charges	9,817	-	$13,301
Research and development incentives	-	-	(4,493)
Net charge	$9,817	-	$8,808

Restructuring Charges

During the three months ended March 31, 2011 the Company commenced a review of its operations to improve resource utilization within the business and better align resources to current and future growth opportunities of the business.  This review resulted in the adoption of an initial restructuring plan (the “Q1 Restructuring Plan”), which resulted in the closure of the Company’s facility in Edinburgh, United Kingdom and resource rationalizations in certain of the more mature markets in which it operates.  A restructuring charge of $5.0 million was recognized in respect of this plan during the three months ended March 31, 2011, $1.0 million in respect of lease termination and exit costs associated with the closure of the Edinburgh facility and $4.0 million in respect of workforce reductions. $3.5 million of costs recognised under the Q1 Restructuring Plan related to the clinical research segment, while $1.5 million related to our central laboratory business.

During the three months ended September 30, 2011 the Company implemented a further restructuring plan (the “Q3 Restructuring Plan”) which resulted in the relocation of the Company’s facility in Maryland, USA; and further resource rationalizations.  A restructuring charge of $4.8 million was recognized in respect of this plan during the three months ended September 30, 2011, $0.9 million in respect of lease termination and exit costs associated with the closure of the existing Maryland facility and $3.9 million in respect of workforce reductions.  All costs recognized under the Q3 Restructuring Plan related to the clinical research segment.

Details of the movement in the 2011 Restructuring Plan recognized during the year ended December 31, 2011 is as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$7,836	$1,981	$9,817

Cash payments	(5,438)	(251)	(5,689)
Property, plant and equipment write-off	-	(55)	(55)
Foreign exchange movement	(164)	(35)	(199)

Closing provision	$2,234	$1,640	$3,874

During the year ended December 31, 2009 the Company also conducted a review of its operations in response to the globalization of clinical studies and its attendant impact on resources in existing and emerging markets.  This review resulted in the adoption of a restructuring plan (the “2009 Restructuring Plan”) which resulted in resource rationalizations in certain of the more mature markets in which the Company operates and the closure of certain of the Company’s office facilities.  A restructuring charge of $13.4 million was recognised, $8.5 million in respect of office consolidations and $4.9 million in respect of workforce reductions. $12.9 million of these costs recognised under this plan related to our clinical research segment while $0.5 million related to our central laboratory business.

Details of movement in the 2009 Restructuring Plan recognized during the years ended December 31, 2009 to December 2011 is as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$4,886	$8,548	$13,434
Amounts released	-	(133)	(133)
Net provision recognised	4,886	8,415	13,301

Cash payments	(4,886)	(6,503)	(11,389)
Property, plant and equipment write-off	-	(1,912)	(1,912)
Closing provision	$-	$-	$-

Research and Development Tax Incentives

During the year ended December 31, 2009 the Company received research and development incentives in certain jurisdictions in which it operates.  Research and development credits are available to the Company under the tax laws in certain jurisdictions, based on qualifying research and development spend as defined under those tax laws. Research and development credits are generally recognized as a reduction of income tax expense. However, certain tax jurisdictions provide refundable credits that are not wholly dependent on the Company’s ongoing income tax status or income tax position. In these circumstances the benefit of these credits is not recorded as a reduction to income tax expense, but rather as a reduction of the operating expenditure to which the credits relate. During the year ended December 31, 2009 the Company recognized income of $4.5 million in respect of research and development tax incentives received during the current year but related to prior years.